Condensed Consolidated Statements of Operations and Comprehensive Income (Loss) - USD ($)		3 Months Ended				5 Months Ended	8 Months Ended	9 Months Ended
		Sep. 30, 2025		Sep. 30, 2024		Sep. 30, 2024	Dec. 31, 2024	Sep. 30, 2025
Revenues		$ 0		$ 0		$ 0	$ 0	$ 0
General and administrative expenses		1,270,192		213,755		278,157	628,761	2,026,618
Loss from operations		(1,270,192)		(213,755)		(278,157)	(628,761)	(2,026,618)
Other income (expense)
Change in fair value of warrants		(1,115,700)		(165,080)		(165,080)	(183,675)	(1,431,815)
Interest income		139		56		57	2,024	649
Interest and dividend income on marketable securities held in Trust Account		2,173,673		989,729		989,729	3,188,704	6,408,004
Income (loss) before provision for income taxes		(212,080)		610,950		546,549	2,378,292	2,950,220
Provision for income taxes		0		0		0	0	0
Net income (loss) and comprehensive income (loss)		(212,080)		610,950		546,549	2,378,292	2,950,220
Class A Ordinary Shares
Other income (expense)
Net income (loss) attributable to Class A ordinary shares subject to possible redemption		$ (127,248)		$ 204,834		$ 148,431	$ 1,087,567	$ 1,770,132
Basic weighted-average shares outstanding, Class A ordinary shares subject to possible redemption		20,000,000		6,956,522		4,383,562		20,000,000
Diluted weighted-average shares outstanding, Class A ordinary shares subject to possible redemption		20,000,000		6,956,522		4,383,562	10,420,168	20,000,000
Basic and diluted net income (loss) per share, Class A ordinary shares subject to possible redemption		$ 0.01		$ 0.03		$ 0.03		$ 0.09
Diluted net income per share, Class A ordinary shares subject to possible redemption		$ (0.01)		$ 0.03		$ 0.03	$ 0.1	$ 0.09
Class B Nonredeemable Ordinary Shares
Other income (expense)
Net income (loss) attributable to Class B non-redeemable ordinary shares		$ (84,832)		$ 406,116		$ 398,118	$ 1,290,725	$ 1,180,088
Basic weighted-average non-redeemable ordinary shares outstanding	[1]	13,333,333		13,792,377		11,757,525		13,333,333
Diluted weighted-average non-redeemable ordinary shares outstanding		13,333,333	[1]	13,792,377	[1]	11,757,525 [1]	12,366,661	13,333,333 [1]
Basic net income per share, Class B non-redeemable ordinary shares		$ 0.01		$ (0.03)		$ (0.03)		$ 0.09
Diluted net income per share, Class B non-redeemable ordinary shares		$ (0.01)		$ 0.03		$ 0.03	$ 0.1	$ 0.09

[1]	For 2024, this number included up to 2,500,000 Class B ordinary shares subject to forfeiture if the over-allotment option was not exercised in full or in part by the underwriters. This amount decreased to 2,000,000 Class B ordinary shares prior to the consummation of the offering in the third quarter of fiscal year 2024.